Contingent Equity Line of Credit	3 Months Ended
Mar. 31, 2014
Contingent Equity Line Of Credit [Abstract]
CONTINGENT EQUITY LINE OF CREDIT
NOTE 4  -  CONTINGENT EQUITY LINE OF CREDIT

On February 11, 2014, the Company entered into an Investment Agreement with Kodiak Capital LLC.  The agreement provides the Company with financing whereby the Company can issue and sell to Kodiak, from time to time, shares of the Company’s common stock up to an aggregate purchase price of $5.0 million (put shares) during a defined period of time.  The Company the right to deliver from time to time a put notice to Kodiak stating the dollar amount of put shares the Company intends to sell to Kodiak with the price per share based on the following formula: eighty three percent (83%) of the lowest volume-weighted average price of the Company’s common stock during the period beginning on the date of the put notice and ending five (5) days thereafter.

Under the Investment Agreement, the Company may not deliver the put notice until after the resale of the put shares has been registered pursuant to a registration statement filed with the Securities and Exchange Commission. Additionally, provided that the Investment Agreement does not terminate earlier, during the period beginning on the trading day immediately following the effectiveness of the registration statement and ending eighteen months after effectiveness of the registration statement covering the securities registered the resale of the put shares, the Company may deliver the put notice or Notices to Kodiak.  On each put notice submitted to the Investor by the Company, the Company shall have the option to specify a suspension price for that Put. In the event the common stock price falls below the suspension price, the Put shall be temporarily suspended. The Put shall resume at such time as the common stock trading price is above the suspension price, provided the dates for the pricing period for that particular Put are still valid. In the event the pricing period has been completed, any shares above the suspension price due to Kodiak shall be sold to Kodiak by the Company at the suspension price. The suspension price for a Put may not be changed by the Company once submitted to Kodiak. In addition, the Company cannot submit a new put notice until the closing of the previous put notice, and in no event shall Kodiak be entitled to purchase that number of put shares which when added to the sum of the number already beneficially owned by Kodiak would exceed 4.99% of the number of shares outstanding on the applicable closing date.

The Investment Agreement also provides that the Company shall not be entitled to deliver a put notice and Kodiak shall not be obligated to purchase any put shares unless each of the following conditions are satisfied: (i) a registration statement has been declared effective and remains effective for the resale of the put shares until the closing with respect to the subject put notice; (ii) at all times during the period beginning on the date of the put notice and ending on the date of the related closing, the Company’s common stock has been listed on the Principal Market as defined in the Investment Agreement (which includes, among others, the Over-the-Counter Bulletin Board and the OTC Market Group’s OTC Link quotation system) and shall not have been suspended from trading thereon for a period of two (2) consecutive trading days during the Open Period; (iii) the Company has complied with its obligations and is otherwise not in breach of or in default under the Investment Agreement, the Registration Rights Agreement or any other agreement executed in connection therewith; (iv) no injunction has been issued and remains in force, and no action has been commenced by a governmental authority which has not been stayed or abandoned, prohibiting the purchase or the issuance of the put shares; and (v) the issuance of the put shares will not violate any shareholder approval requirements of the market or exchange on which the Company’s common stock are principally listed.

The Investment Agreement will terminate when any of the following events occur: (i) Kodiak has purchased an aggregate of $5.0 million of the Company’s common stock, (ii) on the date which is eighteen months following the Effective Date, or (iii) upon written notice from the Company to Kodiak.  Similarly, the Investment Agreement, may, at the option of the non-breaching party, terminate if Kodiak or the Company commits a material breach, or becomes insolvent or enters bankruptcy proceedings.

In connection with the Investment Agreement, on February 12, 2014, we issued Kodiak 147,058 shares of our common stock as a commitment fee.  The Company estimated the fair value of the common stock issued to be $73,529